Debt	12 Months Ended
Dec. 31, 2015
Debt [Abstract]
Debt Disclosure [Text Block]
DEBT

Debt outstanding consists of the following:

	As of December 31, 2015			As of December 31, 2014
	Total Principal	Current Portion	Long-Term	Total Principal	Current Portion	Long-Term
In millions
Long-term debt	$198.6	$6.7	$191.9	$198.7	$2.1	196.6

Senior Secured Credit Facility
The Company and its direct subsidiary, SunEdison Semiconductor B.V. ("SSBV" or the "Borrower"), entered into a credit agreement on May 27, 2014 and subsequently amended on December 29, 2015 as discussed below ("Amendment of and Prepayment under Credit Agreement"), with Goldman Sachs Bank USA, as administrative agent, sole lead arranger, and sole syndication agent, and, together with Macquarie Capital (USA) Inc., as joint bookrunners, Citibank, N.A., as letter of credit issuer, and the lender parties thereto (the "Credit Facility"). The Credit Facility provided for: (i) a senior secured term loan facility in an aggregate principal amount up to $210.0 million (the "Term Facility"); and (ii) a senior secured revolving credit facility in an aggregate principal amount up to $50.0 million (the "Revolving Facility"). The Borrower may obtain, under the Revolving Facility, (i) letters of credit and bankers’ acceptances in an aggregate stated amount up to $15.0 million; and (ii) swing line loans in an aggregate principal amount up to $15.0 million. The Term Facility has a five-year term, ending May 27, 2019, and the Revolving Facility has a three-year term, ending May 27, 2017. The full amount of the Term Facility was drawn on May 27, 2014. No amounts were outstanding under the Revolving Facility as of December 31, 2015, but $4.3 million of third party letters of credit were outstanding which reduced the available borrowing capacity by a like amount. The original principal amount of the Term Facility must be repaid in quarterly installments of $525,000 beginning September 30, 2014, with the remaining balance paid at maturity. The principal amount repayment schedule was adjusted proportionately after the prepayment discussed below.
The Term Facility was issued at a discount of 1.00%, or $2.1 million, which is being amortized as an increase in interest expense over the term of the Term Facility. We incurred $10.2 million of financing fees related to the Credit Facility that have been capitalized and are being amortized over the term of the respective Term Facility and Revolving Facility. In connection with our adoption of ASU No. 2015-03, the capitalized financing fees are presented in the balance sheet as a direct deduction from the carrying amount of the Term Facility.
The Borrower’s obligations under the Credit Facility are guaranteed by the Company and certain of its direct and indirect subsidiaries. The Borrower’s obligations, and the guaranty obligations of the Company and its subsidiaries, are secured by first-priority liens on, and security interests in, certain present and future assets of the Company, the Borrower, and the subsidiary guarantors, including pledges of the capital stock of certain of the Company’s subsidiaries.
Borrowings under the Credit Facility bear interest (i) at a base rate plus 4.50% per annum or (ii) at a reserve-adjusted eurocurrency rate plus 5.50% per annum. The minimum eurocurrency base rate for the Term Facility shall at no time be less than 1.00% per annum. Interest is paid quarterly in arrears, and at the maturity date of each facility for loans bearing interest with reference to the base rate. Interest is paid on the last day of selected interest periods (which will be one, three, and six months), and at the maturity date of each facility for loans bearing interest with reference to the reserve-adjusted eurocurrency rate (and at the end of every three months, in the case of any interest period longer than three months). A fee equal to 5.50% per annum is payable by the Borrower, quarterly in arrears, in respect of the daily amount available to be drawn under outstanding letters of credit and bankers’ acceptances.
The Credit Facility contains customary representations, covenants, and events of default typical for credit arrangements of comparable size, including our maintenance of a consolidated leverage ratio of not greater than 2.5 to 1.0 for the quarters ending after September 30, 2015. The Credit Facility also contains customary material adverse effects and cross-default clauses. The cross-default clause is applicable to defaults on other indebtedness in excess of $30.0 million. We were in compliance with all covenants of the Credit Facility as of December 31, 2015.

MKC Financing
Effective December 30, 2015, MKC entered into term loan agreements for an aggregate principal amount of 50 billion South Korean Won ("KRW") with three banks as follows (the "MKC Financing"): (i) Shinhan Bank - term loan with a principal amount of KRW 20 billion at an interest rate equal to the average 91-day CD rate plus 2.10% (the "Shinhan Term Loan"), (ii) Hana Bank - term loan with a principal amount of KRW 20 billion at an interest rate equal to the average 91-day CD rate plus 2.13% (the "Hana Term Loan"), and (iii) Korea Development Bank - term loan with a principal amount of KRW 10 billion at an interest rate of the average 91-day CD rate plus 2.18% (the "KDB Term Loan" and, together with the Shinhan Term Loan and the Hana Term Loan, collectively, the "Korean Term Loans"). As of December 31, 2015, KRW 5 billion of the KDB Term Loan remained unfunded and was funded in January 2016.
Each of the Korean Term Loans has a term of 36 months and is secured by a mortgage of MKC’s real property and equipment. In addition, the Hana Term Loan is secured by a pledge of MKC funds on deposit at Hana Bank in the amount of KRW 3.1 billion. The proceeds of the Korean Term Loans were used to make a prepayment of the outstanding principal of the Term Facility, as outlined below.
Shinhan Bank, Hana Bank, and Korea Development Bank, and their respective affiliates, in certain instances have performed, and may in the future perform, various commercial banking, investment banking and other financial advisory services for the Company and its affiliates for which they have received, or will receive, customary fees and expenses.

Amendment of and Prepayment under Credit Agreement
Concurrent with the MKC Financing, the Company and SSBV, entered into the First Amendment to Credit Agreement, by and among the Borrower, the Company, the other guarantors party thereto, the lenders party thereto and Goldman Sachs Bank USA, as administrative agent, thereby amending the Credit Agreement, dated as of May 27, 2014 (as amended, the "Credit Agreement"). On December 29, 2015, the Company and the Borrower executed and delivered the First Amendment, which is dated as of December 22, 2015 and, pursuant to its terms, became effective on December 29, 2015.
The First Amendment provides, in part, for the termination, release and discharge of all the obligations of MKC (a subsidiary of the Borrower and formerly a guarantor under the Credit Facility) under the Credit Facility and other loan documents and the release of the Administrative Agent’s liens on MKC’s assets and the equity interests in MKC. In connection with such release, certain covenants were added to the Credit Facility with respect to MKC, including (i) a requirement that the Borrower cause MKC to utilize a portion of any cash available for distribution to pay an annual dividend to the Borrower or one of our other subsidiaries, (ii) limits on our rights to make future investments in MKC, as well as our ability to settle historical trade balances, and to maintain future intercompany trade balances owed between MKC and the Company and its other subsidiaries, and (iii) restrictions on MKC’s incurrence of future indebtedness.
In connection with the First Amendment, the Borrower made a $40 million prepayment of the outstanding principal under the Term Facility (the “Prepayment”) and, in accordance with the terms of the Credit Agreement also paid a 1% call premium with the proceeds of the MKC Financing. The Prepayment was completed by the Borrower on December 30, 2015. The Borrower will be obligated to make two additional prepayments, each in an amount of $5 million, on the dates that are 10 months and 13 months after the effective date of the First Amendment (October 31, 2016 and January 31, 2017, respectively). Also, as part of the First Amendment, the lenders’ aggregate commitment under the Borrower’s Revolving Facility was reduced from $50 million to $40 million.
As a result of the First Amendment, we recognized a loss on extinguishment of debt of $3.0 million for the year ended December 31, 2015, which was comprised of pre-payment premiums and other non-capitalizable costs totaling $1.4 million and the write off of unamortized deferred loan cost and unamortized debt discount totaling $1.6 million.

Other Financing Arrangements
In addition to the borrowing capacity under the $40 million Revolving Facility, we have committed financing arrangements of $30.9 million at December 31, 2015. There is $6.6 million in short-term borrowings outstanding under these committed financing arrangements as of December 31, 2015, that bear variable interest rates of between 2% to 3%. In addition to the $6.6 million outstanding, $8.7 million is unavailable because it relates to the issuance of third party letters of credit and bank guarantees, which is excluded from the definition of indebtedness under the Credit Facility. Interest rates are negotiated at the time of the borrowings.
The estimated fair value of our debt was $203.5 million and $200.6 million as of December 31, 2015 and 2014, respectively. Fair value of this debt is calculated using a discounted cash flow model (Level 2 assumptions) with consideration for our non-performance risk (Level 3 assumptions).

Maturities
The aggregate amounts of principal payments on long-term debt, excluding affiliate debt, after December 31, 2015 are as follows:

	2016	2017	2018	2019	2020	Total
In millions
Maturities of long-term debt	$6.7	$6.7	$40.1	$151.9	$—	$205.4